SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Unamortized Discount and Issuance Costs beginning balance		$ 1,187				$ 11,380	$ 1,187	$ 11,380	$ 11,380
Convertible Notes Carrying Beginning balance	$ 192,897	192,897			$ 390,976		192,897
Convertible Notes Carrying balance - Issuance	2,927,355		192,897		1,990,000	386,500
Unamortized Discount and Issuance Costs , Amortization							1,187	213,036	242,095	$ 6,566
Convertible Notes Carrying balance - Amortization					26,776	4,476
Unamortized Discount and Issuance Costs beginning balance		(1,187)				(11,380)	(1,187)	(11,380)	(11,380)
Convertible Notes Carrying balance - Conversion to equity	(433,504)				(2,407,752)
Unamortized Discount and Issuance Costs ending balance			1,187						1,187	11,380
Convertible Notes Carrying Ending balance	2,686,748	192,897	192,897			390,976	2,686,748		192,897
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Principal value beginning balance	192,897	192,897			440,217		192,897
Unamortized Discount and Issuance Costs beginning balance					49,241
Issuance	2,927,355		192,897		2,050,000	440,217	$ 240,607
Unamortized Discount and Issuance Costs Issuance					$ (60,000)	$ (53,717)
Weighted Average Interest Rate Issuance	12.00%		12.00%		15.10%	18.00%	12.00%	15.10%	12.00%
Amortization
Unamortized Discount and Issuance Costs , Amortization					26,776	4,476
Unamortized Discount and Issuance Costs beginning balance					(49,241)
Weighted Average Interest Rate	12.00%	12.00%	12.00%			18.00%	12.00%		12.00%
Principal Value, Conversion to equity	$ (433,504)				(2,490,217)
Unamortized Discount and Issuance Costs , Conversion to equity					$ 82,465
Weighted Average Interest Rate Conversion to equity	12.00%				18.00%		12.00%	18.00%
Unamortized Discount and Issuance Costs Issuance					$ 60,000	$ 53,717
Principal value ending balance	2,686,748	192,897	192,897			440,217	$ 2,686,748		$ 192,897
Unamortized Discount and Issuance Costs ending balance						$ 49,241